Income Taxes	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8. Income Taxes

The Company had a negative effective tax rate of 10.2% for the three-month period ended June 30, 2018 compared to a negative effective tax rate of 28.3% for the three-month period ended June 30, 2017, and negative effective tax rate of 9.5% for the six-month period ended June 30, 2018 compared to a negative effective tax rate of 15.5% for the six-month period ended June 30, 2017. The Company’s effective tax rate was primarily impacted by different geographic mix of earnings and losses driven by no tax benefit being recorded for its U.S. subsidiaries tax losses for the three-month and six-month periods ended each of June 30, 2018 and 2017.